LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Performance Management - LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart [Heading]	Annual Total Returns (%)
Bar Chart Closing [Text Block]	Highest Quarterly ReturnQ4 20238.90%Lowest Quarterly ReturnQ1 2020(10.55%)
Performance Table Heading	Average Annual Total Returns for periods ended 12/31/25
Standard Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	8.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(10.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020